Related Party Disclosures - Summary of Compensation of Key Management Personnel (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of Compensation of Key Management Personnel [Line Items]
Short term benefits	$ 504	$ 987
Retirement benefit scheme contributions	3	8
Share-based payment	1,271	1,029
Total key management personnel compensation	$ 1,778	$ 2,024